Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
property and equipment gross	$ 142,994	$ 29,930
Less: Accumulated depreciation	(15,855)	(3,207)
Property and Equipment, net	127,139	26,723
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
property and equipment gross	$ 142,994	$ 29,930